Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Components of income tax expense (benefit)
(Dollars in thousands)
	2024	2023	2022
Current expense
Federal	$3,081	4,289	4,153
State	464	541	560
	3,545	4,830	4,713
Deferred income tax expense (benefit)
Federal	693	(404)	(482)
State	338	(49)	(59)
	1,031	(453)	(541)

Total income tax	$4,576	4,377	4,172

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2024	2023	2022
Tax expense at statutory rate	$4,398	4,184	4,262
State income tax, net of federal income tax effect	635	395	395
Interest received related to tax positions	(260)	-	-
Tax-exempt interest income	(114)	(182)	(445)
Increase in cash surrender value of life insurance	(164)	(91)	(71)
Tax credits	(10)	(10)	(11)
Nondeductible interest and other expense	24	30	24
Other	67	51	18
Total	$4,576	4,377	4,172

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2024	2023
Deferred tax assets:
Allowance for credit losses	$2,485	2,944
Accrued retirement expense	1,215	1,210
Restricted stock	238	249
Interest income on nonaccrual loans	4	5
Lease liability	926	1,110
Unrealized loss on available for sale securities	11,412	11,741
Total gross deferred tax assets	16,280	17,259

Deferred tax liabilities:
Deferred loan fees	160	186
Accumulated depreciation	375	375
Prepaid expenses	296	3
ROU Asset	899	1,087
Partnership income	250	112
Other	9	12
Total gross deferred tax liabilities	1,989	1,775

Net deferred tax asset	$14,291	15,484